Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 24, 2021
Entity Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 24, 2021
Document Effective Date	May 24, 2021
Prospectus Date	Mar. 01, 2021
BNY Mellon Emerging Markets Equity ETF | BNY Mellon Emerging Markets Equity ETF
Prospectus:
Trading Symbol	BKEM